RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Apr. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Aug. 20, 2022
Related Party Transaction [Line Items]
Proceeds from Related Party Debt			$ 49,062	$ 61,814
Due to related parties	$ 119,057		119,057		$ 124,986
Sale value					500,000
Prepaid expenses	172,311		172,311		58,236
Mr. Heng Fei Yang [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt			49,062	61,814
Repayment of related party debt			14,430	309,068
Due to related parties	76,928		76,928		46,098
Mr. Jinhua Xu [Member]
Related Party Transaction [Line Items]
Repayment of related party debt			129,871
Due to related parties	41,360		41,360		173,956	$ 178,241
Suzhou Axixi Health Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Number of sale of shares		100
Sale value		$ 257,000
Prepaid expenses	$ 149,000		149,000
Revenues			41,262
Shanghai Shengji Trading Co., Ltd. [Member]
Related Party Transaction [Line Items]
Number of sale of shares	100
Sale value	$ 257,000
Prepaid expenses	207,000		207,000
Related Party [Member]
Related Party Transaction [Line Items]
Revenues			47,688	$ 0
Suzhou Xinjianlin Health Management Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues			6,425
Advances from related party customers	$ 355,892		$ 355,892		$ 1,703